BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 3.43%,
01/10/39
(a)(b)(c)
.................... USD 181 $ —
(d)
Total Asset-Backed Securities — 0.0%
(Cost: $176,523) ................................. —
Shares
Shares
Common Stocks — 53.9%
Aerospace & Defense — 0.2%
HEICO Corp. ...................... 538 63,344
HEICO Corp., Class A ................. 1,465 155,744
Howmet Aerospace, Inc. ............... 29,391 722,431
MTU Aero Engines AG ................ 1,193 276,816
Teledyne Technologies, Inc.
(e)
............ 889 317,382
TransDigm Group, Inc.
(e)
............... 1,003 554,940
2,090,657
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 247 21,133
Deutsche Post AG (Registered) .......... 13,522 667,920
DSV Panalpina A/S .................. 4,288 669,037
FedEx Corp. ....................... 2,905 683,663
United Parcel Service, Inc., Class B ....... 11,324 1,755,220
3,796,973
Airlines — 0.6%
Alaska Air Group, Inc. ................. 1,430 69,827
American Airlines Group, Inc. ............ 8,595 147,576
ANA Holdings, Inc. ................... 3,600 76,557
Delta Air Lines, Inc. .................. 84,443 3,205,456
Japan Airlines Co. Ltd. ................ 8,700 155,294
Southwest Airlines Co. ................ 81,619 3,586,339
United Airlines Holdings, Inc.
(e)
........... 4,287 171,437
7,412,486
Auto Components — 0.3%
Aisin Seiki Co. Ltd. ................... 3,600 110,650
BorgWarner, Inc. .................... 2,399 100,734
Bridgestone Corp. ................... 31,100 1,158,708
Cie Generale des Etablissements Michelin SCA 2,421 333,632
Continental AG ..................... 2,139 299,362
Denso Corp. ....................... 6,000 333,511
Faurecia SE
(e)
...................... 748 39,144
Koito Manufacturing Co. Ltd. ............ 1,900 122,587
NGK Spark Plug Co. Ltd. .............. 18,800 350,695
Stanley Electric Co. Ltd. ............... 4,800 150,156
Sumitomo Electric Industries Ltd. ......... 20,700 276,314
Toyoda Gosei Co. Ltd. ................ 2,100 55,539
Toyota Industries Corp. ................ 5,800 456,869
Valeo SA ......................... 718 26,729
3,814,630
Automobiles — 1.0%
Bayerische Motoren Werke AG .......... 1,494 126,495
Daimler AG (Registered) ............... 5,899 414,311
Ferrari NV ........................ 881 183,326
Ford Motor Co.
(e)
.................... 20,164 212,327
General Motors Co. .................. 5,587 283,149
Honda Motor Co. Ltd. ................. 27,800 734,106
Mazda Motor Corp. .................. 2,000 14,258
Nissan Motor Co. Ltd. ................. 41,000 211,384
Stellantis NV ....................... 27,676 420,689
Subaru Corp. ...................... 28,100 539,808
Suzuki Motor Corp. .................. 2,200 99,282
Tesla, Inc.
(e)
........................ 10,924 8,668,522
Security
Shares
Shares Value
Automobiles (continued)
Toyota Motor Corp. .................. 25,600 $ 1,795,478
13,703,135
Banks — 2.8%
ABN AMRO Bank NV, CVA
(c)
............ 5,982 62,476
Australia & New Zealand Banking Group Ltd. . 30,848 555,387
Banco Bilbao Vizcaya Argentaria SA ....... 89,931 410,330
Banco Santander SA ................. 256,703 749,292
Bank Leumi Le-Israel BM .............. 15,370 94,715
Bank of America Corp. ................ 153,921 4,563,758
Barclays plc ....................... 202,066 368,608
BNP Paribas SA
(e)
................... 14,137 677,950
BOC Hong Kong Holdings Ltd. ........... 60,000 178,920
CaixaBank SA ...................... 43,032 108,591
Citigroup, Inc. ...................... 43,774 2,538,454
Citizens Financial Group, Inc. ........... 11,410 415,780
Comerica, Inc. ...................... 1,812 103,646
Commerzbank AG
(e)
.................. 9,265 61,214
Commonwealth Bank of Australia ......... 20,984 1,332,312
Credit Agricole SA
(e)
.................. 11,880 134,459
Danske Bank A/S
(e)
.................. 14,525 247,272
DBS Group Holdings Ltd. .............. 20,200 380,916
Erste Group Bank AG ................. 1,980 60,468
Fifth Third Bancorp .................. 18,032 521,666
First Republic Bank .................. 4,028 584,020
Hang Seng Bank Ltd. ................. 11,600 209,199
HSBC Holdings plc .................. 255,333 1,336,058
Huntington Bancshares, Inc. ............ 25,681 339,631
ING Groep NV ...................... 47,613 423,345
Intesa Sanpaolo SpA
(e)
................ 192,618 419,928
Japan Post Bank Co. Ltd. .............. 25,400 219,634
JPMorgan Chase & Co. ............... 59,457 7,650,332
KBC Group NV ..................... 4,139 288,631
KeyCorp .......................... 24,302 409,732
M&T Bank Corp. .................... 3,629 480,734
Mitsubishi UFJ Financial Group, Inc. ....... 214,300 967,732
Mizuho Financial Group, Inc. ............ 47,250 622,865
National Australia Bank Ltd. ............. 37,067 664,429
Natwest Group plc ................... 64,953 130,404
Nordea Bank Abp
(e)
.................. 12,594 102,071
Oversea-Chinese Banking Corp. Ltd. ...... 35,800 277,459
People's United Financial, Inc. ........... 4,896 66,879
Regions Financial Corp. ............... 23,185 394,377
Resona Holdings, Inc. ................ 29,700 103,100
Societe Generale SA
(e)
................ 9,583 178,656
Standard Chartered plc ................ 37,714 228,196
Sumitomo Mitsui Financial Group, Inc. ...... 22,900 711,465
Sumitomo Mitsui Trust Holdings, Inc. ....... 4,300 128,646
SVB Financial Group
(e)
................ 1,196 523,585
Swedbank AB, Class A ................ 2,801 52,703
Truist Financial Corp. ................. 30,827 1,479,079
UniCredit SpA
(e)
..................... 30,890 281,497
United Overseas Bank Ltd. ............. 13,600 238,950
US Bancorp ....................... 32,097 1,375,356
Wells Fargo & Co. ................... 91,771 2,742,117
Westpac Banking Corp. ............... 45,342 726,886
Zions Bancorp NA ................... 2,060 90,928
38,014,838
Beverages — 0.5%
Anheuser-Busch InBev SA/NV ........... 9,609 603,183
Asahi Group Holdings Ltd. .............. 2,600 104,968
Budweiser Brewing Co. APAC Ltd.
(c)
....... 35,800 119,694
Coca-Cola Co. (The) ................. 43,096 2,075,073
Coca-Cola European Partners plc ......... 1,490 69,240
Davide Campari-Milano NV ............. 7,303 78,495

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Beverages (continued)
Diageo plc ........................ 33,670 $ 1,351,756
Kirin Holdings Co. Ltd. ................ 3,800 81,677
PepsiCo, Inc. ...................... 15,669 2,139,915
Pernod Ricard SA ................... 1,579 297,582
Suntory Beverage & Food Ltd. ........... 3,100 108,290
Treasury Wine Estates Ltd. ............. 4,646 35,545
7,065,418
Biotechnology — 0.9%
AbbVie, Inc. ....................... 30,018 3,076,245
Alexion Pharmaceuticals, Inc.
(e)
.......... 3,326 509,976
Amgen, Inc. ....................... 10,108 2,440,374
Argenx SE
(e)
....................... 215 62,693
Biogen, Inc.
(e)
...................... 2,681 757,677
CSL Ltd. .......................... 5,046 1,046,145
Galapagos NV
(e)
.................... 391 40,888
Genmab A/S
(e)
...................... 452 179,961
Gilead Sciences, Inc. ................. 22,147 1,452,843
Grifols SA ......................... 2,267 66,735
Incyte Corp.
(e)
...................... 2,150 192,963
Regeneron Pharmaceuticals, Inc.
(e)
........ 1,789 901,370
Vertex Pharmaceuticals, Inc.
(e)
........... 3,831 877,605
11,605,475
Building Products — 0.4%
AGC, Inc. ......................... 5,600 194,536
Allegion plc ........................ 2,194 234,780
AO Smith Corp. ..................... 2,539 137,868
Assa Abloy AB, Class B ............... 10,418 257,656
Carrier Global Corp. .................. 15,108 581,658
Cie de Saint-Gobain .................. 8,578 426,423
Daikin Industries Ltd. ................. 4,300 907,869
Fortune Brands Home & Security, Inc. ...... 2,023 174,484
Geberit AG (Registered) ............... 380 232,585
Johnson Controls International plc ........ 18,892 941,199
Kingspan Group plc .................. 2,377 161,538
Lennox International, Inc. .............. 506 139,398
Masco Corp. ....................... 8,051 437,250
Owens Corning ..................... 2,718 210,917
Trane Technologies plc ................ 4,828 692,094
Xinyi Glass Holdings Ltd. .............. 14,000 33,866
5,764,121
Capital Markets — 1.6%
3i Group plc ....................... 11,669 176,826
Ameriprise Financial, Inc. .............. 2,535 501,600
Amundi SA
(c)(e)
...................... 277 20,615
Apollo Global Management, Inc. .......... 409 18,789
ASX Ltd. ......................... 2,261 123,546
Bank of New York Mellon Corp. (The) ...... 19,178 763,860
Blackstone Group, Inc. (The), Class A ...... 3,249 218,300
Carlyle Group, Inc. (The) ............... 1,887 60,893
Cboe Global Markets, Inc. .............. 3,207 294,178
Charles Schwab Corp. (The) ............ 28,211 1,453,995
CME Group, Inc. .................... 7,383 1,341,786
Credit Suisse Group AG (Registered) ...... 38,639 506,850
Daiwa Securities Group, Inc. ............ 25,400 120,890
Deutsche Bank AG (Registered)
(e)
......... 24,608 248,130
Deutsche Boerse AG ................. 3,255 522,601
FactSet Research Systems, Inc. .......... 438 132,425
Franklin Resources, Inc. ............... 7,847 206,298
Goldman Sachs Group, Inc. (The) ........ 6,714 1,820,635
Hargreaves Lansdown plc .............. 3,145 73,273
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 914,231
Intercontinental Exchange, Inc. .......... 12,221 1,348,587
Invesco Ltd. ....................... 8,972 184,733
Security
Shares
Shares Value
Capital Markets (continued)
Japan Exchange Group, Inc. ............ 6,300 $ 147,077
Julius Baer Group Ltd. ................ 2,949 178,430
KKR & Co., Inc. ..................... 3,461 134,806
London Stock Exchange Group plc ........ 3,948 468,687
Macquarie Group Ltd. ................. 3,688 367,799
MarketAxess Holdings, Inc. ............. 793 428,823
Moody's Corp. ...................... 3,479 926,319
Morgan Stanley ..................... 27,583 1,849,440
MSCI, Inc. ........................ 1,563 617,854
Nasdaq, Inc. ....................... 3,019 408,380
Natixis SA
(e)
....................... 12,311 46,342
Nomura Holdings, Inc. ................ 44,300 234,394
Northern Trust Corp. .................. 4,777 426,061
Partners Group Holding AG ............. 311 367,226
Raymond James Financial, Inc. .......... 3,137 313,480
S&P Global, Inc. .................... 5,567 1,764,739
Schroders plc ...................... 2,048 95,505
SEI Investments Co. .................. 1,950 103,058
St. James's Place plc ................. 3,511 56,190
Standard Life Aberdeen plc ............. 34,377 141,519
State Street Corp. ................... 7,444 521,080
T. Rowe Price Group, Inc. .............. 4,689 733,735
Tradeweb Markets, Inc., Class A .......... 860 52,279
UBS Group AG (Registered) ............ 53,718 774,282
22,210,546
Chemicals — 1.9%
Air Liquide SA ...................... 8,860 1,449,027
Air Products & Chemicals, Inc. ........... 6,739 1,797,696
Akzo Nobel NV ..................... 1,670 170,005
Albemarle Corp. .................... 2,862 465,533
Arkema SA ........................ 815 90,188
Asahi Kasei Corp. ................... 11,000 122,318
Axalta Coating Systems Ltd.
(e)
........... 4,177 112,737
BASF SE ......................... 14,239 1,100,479
CF Industries Holdings, Inc. ............. 10,917 451,745
Chr Hansen Holding A/S
(e)
.............. 3,902 353,010
Clariant AG (Registered) ............... 3,809 80,926
Corteva , Inc. ....................... 23,382 932,007
Covestro AG
(c)
...................... 5,142 349,306
Croda International plc ................ 452 38,835
Dow, Inc. ......................... 25,160 1,305,804
DuPont de Nemours, Inc. .............. 16,441 1,306,237
Ecolab, Inc. ....................... 6,708 1,371,853
Evonik Industries AG ................. 2,811 92,437
FMC Corp. ........................ 5,412 586,065
Givaudan SA (Registered) .............. 310 1,248,919
International Flavors & Fragrances, Inc. ..... 4,848 544,818
Johnson Matthey plc ................. 3,584 144,182
Koninklijke DSM NV .................. 1,123 196,315
Kuraray Co. Ltd. .................... 20,600 220,697
LANXESS AG ...................... 480 36,161
Linde plc ......................... 15,207 3,731,798
LyondellBasell Industries NV, Class A ...... 10,443 895,592
Mitsubishi Chemical Holdings Corp. ....... 13,800 94,391
Nippon Paint Holdings Co. Ltd. ........... 1,800 161,865
Nippon Sanso Holdings Corp. ........... 5,700 109,880
Nitto Denko Corp. ................... 500 45,321
Novozymes A/S, Class B ............... 8,702 522,281
Orica Ltd. ......................... 3,521 40,871
PPG Industries, Inc. .................. 6,996 942,431
RPM International, Inc. ................ 3,205 264,316
Sherwin-Williams Co. (The) ............. 1,516 1,048,769
Shin-Etsu Chemical Co. Ltd. ............ 5,200 905,209
Sika AG (Registered) ................. 2,998 815,791
Solvay SA ......................... 3,754 426,980

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Chemicals (continued)
Sumitomo Chemical Co. Ltd. ............ 43,800 $ 206,184
Symrise AG ....................... 2,040 253,865
Toray Industries, Inc. ................. 18,000 117,445
Umicore SA ....................... 3,763 213,135
25,363,424
Commercial Services & Supplies — 0.3%
Brambles Ltd. ...................... 51,013 410,457
Cintas Corp. ....................... 2,009 639,103
Copart , Inc.
(e)
...................... 2,836 311,251
Rentokil Initial plc .................... 33,962 230,495
Republic Services, Inc. ................ 6,726 608,838
Rollins, Inc. ........................ 9,275 334,086
Secom Co. Ltd. ..................... 700 63,426
Securitas AB, Class B ................. 7,139 110,002
Toppan Printing Co. Ltd. ............... 2,600 36,977
Waste Connections, Inc. ............... 6,070 597,956
Waste Management, Inc. ............... 11,926 1,327,602
4,670,193
Communications Equipment — 0.2%
Cisco Systems, Inc. .................. 52,461 2,338,711
Motorola Solutions, Inc. ............... 289 48,422
Nokia OYJ
(e)
....................... 87,915 422,484
Telefonaktiebolaget LM Ericsson, Class B ... 22,813 287,249
3,096,866
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios
SA ........................... 5,761 179,536
Ferrovial SA ....................... 28,532 684,012
HOCHTIEF AG ..................... 3,561 331,099
Obayashi Corp. ..................... 15,600 130,669
Quanta Services, Inc. ................. 1,946 137,135
Vinci SA .......................... 4,186 388,160
1,850,611
Construction Materials — 0.3%
CRH plc .......................... 11,579 475,142
HeidelbergCement AG ................ 6,952 513,887
James Hardie Industries plc, CDI
(e)
........ 14,630 408,921
LafargeHolcim Ltd. (Registered)
(e)
......... 20,377 1,101,901
Martin Marietta Materials, Inc. ........... 2,837 815,382
Vulcan Materials Co. ................. 6,943 1,035,479
4,350,712
Consumer Finance — 0.3%
American Express Co. ................ 14,326 1,664,494
Capital One Financial Corp. ............. 8,810 918,531
Discover Financial Services ............. 5,522 461,308
Synchrony Financial .................. 11,225 377,721
3,422,054
Containers & Packaging — 0.5%
Avery Dennison Corp. ................. 5,309 800,969
Ball Corp. ......................... 23,828 2,097,340
Crown Holdings, Inc.
(e)
................ 10,831 976,415
International Paper Co. ................ 19,341 973,046
Packaging Corp. of America ............ 5,611 754,455
Sealed Air Corp. .................... 7,231 305,654
Smurfit Kappa Group plc ............... 2,366 113,932
WestRock Co. ...................... 29,985 1,242,278
7,264,089
Distributors — 0.2%
Genuine Parts Co. ................... 15,192 1,426,225
LKQ Corp.
(e)
....................... 17,402 610,636
Security
Shares
Shares Value
Distributors (continued)
Pool Corp. ........................ 1,622 $ 574,480
2,611,341
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B
(e)
....... 34,483 7,857,641
Equitable Holdings, Inc. ............... 2,987 74,018
EXOR NV ......................... 1,798 133,271
Groupe Bruxelles Lambert SA ........... 3,084 305,070
Investor AB, Class B .................. 1,474 108,117
M&G plc .......................... 32,713 78,480
ORIX Corp. ........................ 21,600 346,591
Voya Financial, Inc. .................. 568 31,501
8,934,689
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ......................... 133,932 3,834,473
BT Group plc
(e)
..................... 158,212 271,282
Cellnex Telecom SA
(c)
................. 3,148 184,422
Deutsche Telekom AG (Registered) ....... 35,807 636,740
Elisa OYJ ......................... 580 34,531
Lumen Technologies, Inc. .............. 23,779 294,384
Nippon Telegraph & Telephone Corp. ...... 11,200 279,931
Orange SA ........................ 24,189 283,893
Swisscom AG (Registered) ............. 264 143,690
Telefonica SA ...................... 81,599 352,091
Verizon Communications, Inc. ........... 80,838 4,425,880
10,741,317
Electric Utilities — 0.7%
Edison International .................. 10,187 592,476
Electricite de France SA ............... 12,233 152,112
Elia Group SA/NV ................... 1,026 123,476
Enel SpA ......................... 120,846 1,198,550
Eversource Energy .................. 7,946 695,275
Exelon Corp. ....................... 26,106 1,084,965
Fortum OYJ ....................... 14,865 359,553
Iberdrola SA ....................... 111,042 1,503,419
Longview Energy Co. (Acquired 08/13/04, cost
$48,000)
(a)(e)(f)
.................... 3,200 4,704
NextEra Energy, Inc. ................. 34,602 2,798,264
Orsted A/S
(c)
....................... 3,084 585,735
Red Electrica Corp. SA ................ 2,461 46,729
SSE plc .......................... 16,833 340,985
Terna Rete Elettrica Nazionale SpA ........ 35,404 256,755
Verbund AG ....................... 1,116 100,588
9,843,586
Electrical Equipment — 0.6%
ABB Ltd. (Registered) ................. 38,546 1,136,968
AMETEK, Inc. ...................... 4,631 524,507
Eaton Corp. plc ..................... 7,021 826,372
Emerson Electric Co. ................. 11,992 951,565
Legrand SA ....................... 6,085 559,132
Mitsubishi Electric Corp. ............... 41,400 631,549
Nidec Corp. ....................... 5,800 771,854
Prysmian SpA ...................... 6,364 205,010
Rockwell Automation, Inc. .............. 1,625 403,861
Schneider Electric SE ................. 8,146 1,192,255
Sensata Technologies Holding plc
(e)
....... 3,552 193,584
Siemens Energy AG
(e)
................. 2,507 93,036
Siemens Gamesa Renewable Energy SA .... 3,882 159,254
Vestas Wind Systems A/S .............. 3,437 737,985
8,386,932
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp. ........................ 600 78,996
Corning, Inc. ....................... 20,478 734,546

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc. ................... 1,642 $ 85,466
Halma plc ......................... 2,791 94,074
Hamamatsu Photonics KK .............. 6,200 359,613
Hirose Electric Co. Ltd. ................ 1,400 219,812
Hitachi Ltd. ........................ 12,900 531,420
Keyence Corp. ..................... 2,100 1,127,451
Keysight Technologies, Inc.
(e)
............ 931 131,820
Kyocera Corp. ...................... 8,600 551,193
Murata Manufacturing Co. Ltd. ........... 6,600 633,917
Omron Corp. ....................... 4,400 389,825
TDK Corp. ........................ 1,600 258,707
TE Connectivity Ltd. .................. 4,446 535,298
Trimble, Inc.
(e)
...................... 1,052 69,337
Vontier Corp.
(e)
..................... 1,836 59,542
Zebra Technologies Corp., Class A
(e)
....... 273 105,878
5,966,895
Energy Equipment & Services — 0.3%
Baker Hughes Co. ................... 24,050 483,164
Halliburton Co. ..................... 28,822 508,132
NOV, Inc. ......................... 3,830 47,415
Schlumberger NV ................... 123,356 2,739,737
TechnipFMC plc ..................... 4,191 44,802
Tenaris SA ........................ 6,853 52,916
3,876,166
Entertainment — 0.9%
Activision Blizzard, Inc. ................ 15,898 1,446,718
Electronic Arts, Inc. .................. 6,219 890,561
Netflix, Inc.
(e)
....................... 6,403 3,408,893
Nexon Co. Ltd. ..................... 2,800 84,962
Nintendo Co. Ltd. .................... 1,200 690,763
Take-Two Interactive Software, Inc.
(e)
....... 2,341 469,253
Ubisoft Entertainment SA
(e)
............. 1,179 117,881
Vivendi SA ........................ 8,587 263,866
Walt Disney Co. (The)
(e)
............... 30,902 5,196,789
12,569,686
Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc. ....... 2,129 355,777
American Tower Corp. ................ 7,787 1,770,452
AvalonBay Communities, Inc. ........... 2,455 401,810
Boston Properties, Inc. ................ 2,443 222,973
British Land Co. plc (The) .............. 887 5,424
Camden Property Trust ................ 728 74,365
Covivio .......................... 827 67,905
Crown Castle International Corp. ......... 7,442 1,185,213
Daiwa House REIT Investment Corp. ...... 14 37,713
Digital Realty Trust, Inc. ............... 4,560 656,412
Duke Realty Corp. ................... 5,199 205,673
Equinix , Inc. ....................... 1,520 1,124,739
Equity LifeStyle Properties, Inc. .......... 982 59,745
Equity Residential ................... 6,750 416,070
Essex Property Trust, Inc. .............. 1,082 259,258
Extra Space Storage, Inc. .............. 1,859 211,536
Federal Realty Investment Trust .......... 799 69,960
Gecina SA ........................ 428 60,808
GLP J- Reit ........................ 19 30,610
Goodman Group .................... 11,830 159,196
GPT Group (The) .................... 8,126 26,705
Healthpeak Properties, Inc. ............. 8,516 252,499
Host Hotels & Resorts, Inc. ............. 9,166 124,199
Invitation Homes, Inc. ................. 4,895 144,305
Iron Mountain, Inc. ................... 2,651 89,259
Japan Real Estate Investment Corp. ....... 20 121,877
Japan Retail Fund Investment Corp. ....... 31 58,824
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp. .................. 5,517 $ 91,086
Klepierre SA ....................... 3,605 86,402
Land Securities Group plc .............. 9,353 78,311
Link REIT ......................... 31,800 275,873
Mid-America Apartment Communities, Inc. ... 2,036 270,279
Nippon Building Fund, Inc. .............. 22 132,881
Nippon Prologis REIT, Inc. .............. 15 48,898
Nomura Real Estate Master Fund, Inc. ..... 54 82,219
Orix JREIT, Inc. ..................... 37 62,043
Prologis, Inc. ....................... 12,850 1,326,120
Public Storage ...................... 2,695 613,436
Realty Income Corp. .................. 5,927 350,049
Regency Centers Corp. ............... 2,733 128,943
SBA Communications Corp. ............ 1,745 468,829
Scentre Group ...................... 37,183 77,030
Segro plc ......................... 6,994 91,023
Simon Property Group, Inc. ............. 4,724 439,001
Sun Communities, Inc. ................ 348 49,809
UDR, Inc. ......................... 4,600 176,870
Unibail - Rodamco -Westfield ............. 1,822 153,849
Ventas, Inc. ....................... 4,920 226,664
Vornado Realty Trust ................. 3,311 131,645
Welltower , Inc. ...................... 6,115 370,569
Weyerhaeuser Co. ................... 10,194 317,951
WP Carey, Inc. ..................... 1,017 67,529
14,310,616
Food & Staples Retailing — 1.0%
Aeon Co. Ltd. ...................... 7,100 222,434
Carrefour SA ....................... 6,092 103,305
Coles Group Ltd. .................... 10,862 150,366
Cosmos Pharmaceutical Corp. ........... 400 60,987
Costco Wholesale Corp. ............... 14,658 5,165,919
Etablissements Franz Colruyt NV ......... 925 57,060
Jeronimo Martins SGPS SA ............. 41,465 678,060
Kesko OYJ, Class B .................. 1,385 35,964
Koninklijke Ahold Delhaize NV ........... 30,140 865,155
Kroger Co. (The) .................... 41,987 1,448,551
Lawson, Inc. ....................... 2,300 111,706
Sysco Corp. ....................... 23,743 1,697,862
Tsuruha Holdings, Inc. ................ 400 53,116
Walgreens Boots Alliance, Inc. ........... 32,507 1,633,477
Welcia Holdings Co. Ltd. ............... 2,700 91,472
Woolworths Group Ltd. ................ 14,783 459,806
12,835,240
Food Products — 0.6%
Ajinomoto Co., Inc. ................... 5,700 134,783
Archer-Daniels-Midland Co. ............. 6,941 347,119
Associated British Foods plc
(e)
........... 3,150 90,991
Barry Callebaut AG (Registered) .......... 107 237,292
Chocoladefabriken Lindt & Spruengli AG .... 16 138,626
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 3 279,099
Danone SA ........................ 7,937 527,800
General Mills, Inc. ................... 882 51,244
JM Smucker Co. (The) ................ 697 81,138
Kerry Group plc, Class A ............... 1,982 268,972
Kikkoman Corp. ..................... 4,100 289,308
Mondelez International, Inc., Class A ....... 15,394 853,443
Nestle SA (Registered) ................ 38,500 4,315,719
Nissin Foods Holdings Co. Ltd. .......... 900 77,791
Toyo Suisan Kaisha Ltd. ............... 1,000 49,214
Yakult Honsha Co. Ltd. ................ 3,100 158,338
7,900,877

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Gas Utilities — 0.1%
APA Group
(g)
....................... 14,966 $ 111,277
Atmos Energy Corp. .................. 773 68,797
Hong Kong & China Gas Co. Ltd. ......... 351,450 504,765
Naturgy Energy Group SA .............. 12,330 318,544
Osaka Gas Co. Ltd. .................. 7,100 131,298
Snam SpA ........................ 50,915 266,983
Toho Gas Co. Ltd. ................... 500 29,393
Tokyo Gas Co. Ltd. .................. 6,100 133,668
UGI Corp. ......................... 1,275 45,887
1,610,612
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories .................. 30,707 3,795,078
ABIOMED, Inc.
(e)
.................... 497 173,080
Alcon, Inc.
(e)
....................... 5,684 407,926
Align Technology, Inc.
(e)
................ 1,119 587,900
Ambu A/S, Class B ................... 1,450 68,284
Baxter International, Inc. ............... 8,723 670,188
Becton Dickinson and Co. .............. 5,155 1,349,527
Boston Scientific Corp.
(e)
............... 25,188 892,663
Carl Zeiss Meditec AG ................ 831 129,873
Coloplast A/S, Class B ................ 2,020 301,521
Cooper Cos., Inc. (The) ............... 718 261,381
Danaher Corp. ..................... 11,237 2,672,608
Dentsply Sirona, Inc. ................. 2,906 155,442
DexCom , Inc.
(e)
..................... 1,461 547,656
DiaSorin SpA ...................... 216 47,236
Edwards Lifesciences Corp.
(e)
........... 9,779 807,550
GN Store Nord A/S ................... 666 50,738
Hologic , Inc.
(e)
...................... 3,321 264,783
Hoya Corp. ........................ 4,400 562,997
IDEXX Laboratories, Inc.
(e)
.............. 1,215 581,596
Intuitive Surgical, Inc.
(e)
................ 1,947 1,455,655
Koninklijke Philips NV ................. 9,268 505,191
Medtronic plc ...................... 23,857 2,656,000
Olympus Corp. ..................... 11,800 213,353
ResMed , Inc. ...................... 2,031 409,389
Siemens Healthineers AG
(c)
............. 8,144 456,727
Smith & Nephew plc .................. 10,553 222,181
Sonova Holding AG (Registered)
(e)
........ 480 115,795
STERIS plc ........................ 560 104,782
Straumann Holding AG (Registered) ....... 53 58,747
Stryker Corp. ...................... 5,473 1,209,588
Sysmex Corp. ...................... 1,200 139,995
Teleflex, Inc. ....................... 616 232,620
Terumo Corp. ...................... 6,400 248,740
Varian Medical Systems, Inc.
(e)
........... 1,150 201,905
West Pharmaceutical Services, Inc. ....... 1,030 308,475
Zimmer Biomet Holdings, Inc. ........... 3,275 503,269
23,370,439
Health Care Providers & Services — 0.6%
Anthem, Inc. ....................... 4,295 1,275,529
Cardinal Health, Inc. .................. 517 27,778
Cigna Corp. ....................... 2,017 437,790
CVS Health Corp. ................... 10,667 764,291
Fresenius Medical Care AG & Co. KGaA .... 4,720 381,843
Fresenius SE & Co. KGaA .............. 9,411 419,098
Henry Schein, Inc.
(e)
.................. 392 25,813
Humana, Inc. ...................... 2,255 863,913
UnitedHealth Group, Inc. ............... 11,264 3,757,445
7,953,500
Health Care Technology — 0.1%
Cerner Corp. ....................... 4,284 343,191
M3, Inc. .......................... 4,100 345,117
Security
Shares
Shares Value
Health Care Technology (continued)
Veeva Systems, Inc., Class A
(e)
.......... 182 $ 50,312
738,620
Hotels, Restaurants & Leisure — 1.2%
Aramark .......................... 2,028 69,540
Aristocrat Leisure Ltd. ................. 5,829 137,319
Carnival Corp. ...................... 34,412 642,472
Chipotle Mexican Grill, Inc.
(e)
............ 735 1,087,800
Compass Group plc
(e)
................. 19,588 349,896
Darden Restaurants, Inc. .............. 4,151 485,210
Domino's Pizza, Inc. .................. 1,415 524,625
DraftKings , Inc., Class A
(e)
.............. 8,936 483,527
Flutter Entertainment plc ............... 1,567 291,766
Hilton Worldwide Holdings, Inc. .......... 9,191 931,876
Las Vegas Sands Corp. ............... 15,584 749,435
Marriott International, Inc., Class A ........ 9,332 1,085,405
McDonald's Corp. ................... 18,093 3,760,449
MGM Resorts International ............. 18,591 530,959
Norwegian Cruise Line Holdings Ltd.
(e)
...... 4,017 90,985
Oriental Land Co. Ltd. ................ 1,800 281,721
Royal Caribbean Cruises Ltd. ........... 9,267 602,355
Sodexo SA
(e)
....................... 1,062 94,492
Starbucks Corp. ..................... 27,196 2,632,845
Vail Resorts, Inc. .................... 1,092 290,428
Wynn Resorts Ltd. ................... 4,725 470,279
Yum! Brands, Inc. ................... 7,483 759,450
16,352,834
Household Durables — 0.3%
Casio Computer Co. Ltd. ............... 2,900 51,234
Garmin Ltd. ........................ 10,012 1,149,978
Leggett & Platt, Inc. .................. 1,466 60,106
Mohawk Industries, Inc.
(e)
.............. 3,776 542,234
Newell Brands, Inc. .................. 9,579 230,088
Panasonic Corp. .................... 20,300 263,540
Sony Corp. ........................ 15,500 1,483,546
Whirlpool Corp. ..................... 4,603 851,969
4,632,695
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 6,634 560,109
Clorox Co. (The) .................... 3,425 717,401
Colgate-Palmolive Co. ................ 19,555 1,525,290
Henkel AG & Co. KGaA ............... 488 45,630
Kimberly-Clark Corp. ................. 11,393 1,505,015
Pigeon Corp. ....................... 1,000 44,995
Procter & Gamble Co. (The) ............ 51,367 6,585,763
Reckitt Benckiser Group plc ............. 11,708 992,586
Unicharm Corp. ..................... 4,800 215,277
12,192,066
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE ......................... 5,249 183,811
Industrial Conglomerates — 0.4%
3M Co. ........................... 10,939 1,921,545
CK Hutchison Holdings Ltd. ............. 75,000 517,577
Roper Technologies, Inc. ............... 2,500 982,275
Siemens AG (Registered) .............. 11,214 1,737,499
Smiths Group plc .................... 5,619 108,526
Toshiba Corp. ...................... 6,400 209,000
5,476,422
Insurance — 1.2%
Admiral Group plc ................... 925 36,455
Aegon NV ......................... 6,755 28,008
Aflac, Inc. ......................... 2,728 123,251

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Ageas SA ......................... 1,706 $ 87,342
AIA Group Ltd. ..................... 153,000 1,844,683
Allianz SE (Registered) ................ 5,624 1,271,076
Allstate Corp. (The) .................. 4,875 522,503
American International Group, Inc. ........ 14,326 536,365
Aon plc, Class A .................... 3,747 761,016
Arthur J Gallagher & Co. ............... 2,806 323,840
Assicurazioni Generali SpA ............. 15,196 259,348
Aviva plc ......................... 14,236 65,117
AXA SA .......................... 26,500 587,091
Baloise Holding AG (Registered) ......... 299 50,071
Cincinnati Financial Corp. .............. 2,642 222,166
Dai-ichi Life Holdings, Inc. .............. 14,000 213,315
Everest Re Group Ltd. ................ 710 149,867
Hannover Rueck SE .................. 1,129 174,953
Hartford Financial Services Group, Inc. (The) . 1,725 82,835
Insurance Australia Group Ltd. ........... 12,588 46,401
Japan Post Holdings Co. Ltd. ............ 41,200 327,646
Legal & General Group plc ............. 75,442 250,910
Loews Corp. ....................... 12,299 557,022
Markel Corp.
(e)
...................... 87 84,345
Marsh & McLennan Cos., Inc. ........... 10,832 1,190,545
MetLife, Inc. ....................... 2,176 104,774
MS&AD Insurance Group Holdings, Inc. .... 7,000 201,400
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 1,893 501,944
NN Group NV ...................... 1,435 59,770
Progressive Corp. (The) ............... 9,627 839,378
Prudential Financial, Inc. ............... 4,633 362,671
Prudential plc ...................... 33,083 529,309
QBE Insurance Group Ltd. ............. 8,266 50,701
RenaissanceRe Holdings Ltd. ........... 110 16,548
Sampo OYJ, Class A ................. 8,653 363,786
SCOR SE
(e)
........................ 1,051 31,959
Sompo Holdings, Inc. ................. 4,600 183,689
Swiss Life Holding AG (Registered)
(e)
...... 465 212,019
Swiss Re AG ....................... 3,849 339,335
T&D Holdings, Inc. ................... 6,400 74,584
Tokio Marine Holdings, Inc. ............. 9,400 461,736
Travelers Cos., Inc. (The) .............. 4,529 617,303
Tryg A/S .......................... 3,180 98,931
Unum Group ....................... 2,084 48,411
Willis Towers Watson plc ............... 2,086 423,333
WR Berkley Corp. ................... 2,280 141,679
Zurich Insurance Group AG ............. 2,342 936,441
16,395,872
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A
(e)
............... 5,442 9,944,493
Alphabet, Inc., Class C
(e)
............... 5,271 9,676,186
Auto Trader Group plc
(c)(e)
.............. 9,454 72,886
Facebook, Inc., Class A
(e)
.............. 43,154 11,147,973
Match Group, Inc.
(e)
.................. 375 52,447
Pinterest, Inc., Class A
(e)
............... 824 56,452
Snap, Inc., Class A
(e)
................. 1,589 84,122
Twitter, Inc.
(e)
....................... 13,769 695,748
Z Holdings Corp. .................... 16,200 100,640
31,830,947
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.
(e)
.................. 7,297 23,395,642
Booking Holdings, Inc.
(e)
............... 593 1,152,988
Delivery Hero SE
(c)(e)
.................. 1,974 299,821
eBay, Inc. ......................... 11,532 651,673
Etsy, Inc.
(e)
........................ 1,592 316,951
Expedia Group, Inc. .................. 1,402 173,988
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
HelloFresh SE
(e)
..................... 2,596 $ 219,212
Just Eat Takeaway.com NV
(c)(e)
........... 969 111,131
MercadoLibre , Inc.
(e)
.................. 26 46,267
Ocado Group plc
(e)
................... 2,860 108,568
Prosus NV
(e)
....................... 5,755 672,362
Rakuten , Inc. ...................... 8,000 78,742
Zalando SE
(c)(e)
..................... 1,409 161,557
27,388,902
IT Services — 2.6%
Accenture plc, Class A ................ 12,740 3,082,061
Adyen NV
(c)(e)
...................... 189 394,826
Afterpay Ltd.
(e)
...................... 1,322 134,956
Akamai Technologies, Inc.
(e)
............. 3,936 437,014
Amadeus IT Group SA
(e)
............... 7,359 469,823
Atos SE
(e)
......................... 5,803 445,320
Automatic Data Processing, Inc. .......... 9,070 1,497,638
Booz Allen Hamilton Holding Corp. ........ 338 28,787
Broadridge Financial Solutions, Inc. ....... 2,491 352,003
Capgemini SE ...................... 3,196 461,857
Cognizant Technology Solutions Corp., Class A 10,030 781,838
Computershare Ltd. .................. 64,616 705,267
DXC Technology Co. ................. 3,205 90,381
Edenred .......................... 729 39,485
EPAM Systems, Inc.
(e)
................. 839 288,977
Fidelity National Information Services, Inc. ... 12,838 1,584,979
Fiserv, Inc.
(e)
....................... 10,853 1,114,495
FleetCor Technologies, Inc.
(e)
............ 2,322 563,666
Fujitsu Ltd. ........................ 1,200 183,120
Gartner, Inc.
(e)
...................... 1,392 211,459
Global Payments, Inc. ................ 5,723 1,010,224
GoDaddy , Inc., Class A
(e)
............... 1,010 79,366
International Business Machines Corp. ..... 21,506 2,561,580
Jack Henry & Associates, Inc. ........... 1,181 170,997
Mastercard , Inc., Class A ............... 17,025 5,384,837
MongoDB, Inc.
(e)
.................... 340 125,667
NEC Corp. ........................ 700 38,086
NTT Data Corp. ..................... 12,200 175,206
Paychex, Inc. ...................... 4,477 390,932
PayPal Holdings, Inc.
(e)
................ 21,247 4,978,385
Snowflake, Inc., Class A
(e)
.............. 194 52,855
Twilio , Inc., Class A
(e)
................. 212 76,199
VeriSign, Inc.
(e)
..................... 2,430 471,590
Visa, Inc., Class A ................... 32,532 6,286,809
Western Union Co. (The) .............. 12,400 276,148
Worldline SA
(c)(e)
..................... 2,698 228,062
35,174,895
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 600 51,163
Shimano, Inc. ...................... 1,200 281,367
Yamaha Corp. ...................... 1,900 107,077
439,607
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. .............. 3,874 465,538
Bio-Rad Laboratories, Inc., Class A
(e)
....... 258 148,033
Illumina, Inc.
(e)
...................... 2,414 1,029,426
IQVIA Holdings, Inc.
(e)
................. 2,616 465,125
Lonza Group AG (Registered) ........... 693 442,619
Mettler -Toledo International, Inc.
(e)
........ 307 358,607
PerkinElmer, Inc. .................... 1,206 177,366
QIAGEN NV
(e)
...................... 4,509 244,430
Thermo Fisher Scientific, Inc. ............ 6,811 3,471,567
Waters Corp.
(e)
..................... 726 192,150
6,994,861

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Machinery — 1.4%
Alfa Laval AB
(e)
..................... 3,629 $ 95,104
Alstom SA
(e)
....................... 4,859 263,453
Amada Co. Ltd. ..................... 25,600 288,227
Atlas Copco AB, Class A ............... 10,235 555,283
Atlas Copco AB, Class B ............... 4,114 192,618
Caterpillar, Inc. ..................... 4,481 819,306
CNH Industrial NV
(e)
.................. 22,562 287,494
Daifuku Co. Ltd. ..................... 3,300 376,621
Deere & Co. ....................... 567 163,750
Dover Corp. ....................... 4,334 504,868
FANUC Corp. ...................... 3,500 913,742
Flowserve Corp. .................... 1,291 45,908
Fortive Corp. ....................... 7,469 493,552
GEA Group AG ..................... 7,008 242,140
Harmonic Drive Systems, Inc. ........... 500 37,358
Hitachi Construction Machinery Co. Ltd. .... 4,100 119,513
Hoshizaki Corp. ..................... 1,300 115,388
IDEX Corp. ........................ 2,450 456,165
Illinois Tool Works, Inc. ................ 7,986 1,550,961
Ingersoll Rand, Inc.
(e)
................. 7,709 322,545
KION Group AG ..................... 834 72,008
Knorr- Bremse AG ................... 2,314 306,594
Komatsu Ltd. ...................... 29,500 808,285
Kone OYJ, Class B .................. 5,834 458,816
Kubota Corp. ...................... 34,600 760,202
Kurita Water Industries Ltd. ............. 1,300 52,767
Makita Corp. ....................... 9,400 448,566
MINEBEA MITSUMI, Inc. .............. 11,000 244,129
MISUMI Group, Inc. .................. 5,400 175,824
Mitsubishi Heavy Industries Ltd. .......... 10,500 301,595
Nabtesco Corp. ..................... 600 26,915
NGK Insulators Ltd. .................. 28,100 492,100
Nordson Corp. ...................... 1,251 223,916
NSK Ltd. ......................... 24,500 222,135
Otis Worldwide Corp. ................. 11,948 772,438
PACCAR, Inc. ...................... 271 24,721
Parker-Hannifin Corp. ................. 2,322 614,424
Pentair plc ........................ 2,169 118,124
Rational AG ....................... 160 154,072
Sandvik AB ........................ 7,699 191,744
Schindler Holding AG ................. 1,595 420,960
Schindler Holding AG (Registered) ........ 1,328 349,340
SKF AB, Class B .................... 2,198 60,158
SMC Corp. ........................ 1,300 786,712
Snap-on, Inc. ...................... 1,680 302,383
Stanley Black & Decker, Inc. ............ 3,399 589,693
Techtronic Industries Co. Ltd. ............ 55,000 821,611
THK Co. Ltd. ....................... 5,600 177,945
Volvo AB, Class B
(e)
.................. 23,408 576,741
Wartsila OYJ Abp .................... 26,053 255,375
Xylem, Inc. ........................ 3,899 376,604
Yaskawa Electric Corp. ................ 4,100 210,283
19,241,176
Marine — 0.0%
AP Moller - Maersk A/S, Class A .......... 32 60,359
AP Moller - Maersk A/S, Class B .......... 54 110,925
Kuehne + Nagel International AG (Registered) 766 174,308
345,592
Media — 0.4%
Charter Communications, Inc., Class A
(e)
.... 1,683 1,022,523
Comcast Corp., Class A ............... 68,026 3,372,049
DISH Network Corp., Class A
(e)
.......... 683 19,821
Fox Corp., Class A ................... 1,458 45,460
I-CABLE Communications Ltd.
(e)
.......... 12,579 101
Security
Shares
Shares Value
Media (continued)
Informa plc ........................ 30,060 $ 204,539
News Corp., Class B ................. 2,166 40,894
Pearson plc ....................... 9,416 104,321
Publicis Groupe SA .................. 1,373 71,059
ViacomCBS , Inc. .................... 5,048 244,828
WPP plc .......................... 15,616 163,181
5,288,776
Metals & Mining — 0.7%
Antofagasta plc ..................... 7,132 139,091
ArcelorMittal SA
(e)
................... 12,660 277,246
BlueScope Steel Ltd. ................. 8,030 100,816
Boliden AB ........................ 1,755 57,506
Evraz plc ......................... 2,084 14,249
Fortescue Metals Group Ltd. ............ 10,581 174,287
Glencore plc
(e)
...................... 134,841 450,116
Hitachi Metals Ltd. ................... 15,700 250,489
JFE Holdings, Inc.
(e)
.................. 9,100 78,955
Nippon Steel Corp.
(e)
................. 13,800 159,412
Nucor Corp. ....................... 73,524 3,582,824
Rio Tinto Ltd. ...................... 6,837 572,250
Rio Tinto plc ....................... 17,545 1,331,089
Steel Dynamics, Inc. .................. 66,867 2,291,532
voestalpine AG ..................... 3,833 139,895
9,619,757
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp. ............... 7,805 121,758
Annaly Capital Management, Inc. ......... 16,345 132,721
254,479
Multiline Retail — 0.4%
Dollar General Corp. ................. 7,981 1,553,182
Dollar Tree, Inc.
(e)
.................... 8,706 885,052
Target Corp. ....................... 14,199 2,572,433
Wesfarmers Ltd. .................... 2,167 89,951
5,100,618
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. ............... 1,854 39,101
Consolidated Edison, Inc. .............. 6,658 471,253
E.ON SE ......................... 55,917 591,520
Engie SA
(e)
........................ 27,929 433,438
National Grid plc .................... 54,333 631,116
Public Service Enterprise Group, Inc. ...... 7,845 442,693
Sempra Energy ..................... 3,600 445,536
Suez SA .......................... 6,232 127,903
Veolia Environnement SA .............. 10,257 273,331
3,455,891
Oil, Gas & Consumable Fuels — 2.1%
Apache Corp. ...................... 4,140 59,119
BP plc ........................... 301,634 1,120,858
Cabot Oil & Gas Corp. ................ 20,967 384,325
Cheniere Energy, Inc.
(e)
................ 8,708 551,478
Chevron Corp. ...................... 52,964 4,512,533
ConocoPhillips ..................... 45,500 1,821,365
Diamondback Energy, Inc. .............. 2,146 121,657
ENEOS Holdings, Inc. ................ 63,400 256,944
Eni SpA .......................... 48,802 492,938
EOG Resources, Inc. ................. 21,180 1,079,333
Exxon Mobil Corp. ................... 116,034 5,202,964
Galp Energia SGPS SA ............... 8,650 86,821
Hess Corp. ........................ 12,120 654,238
HollyFrontier Corp. ................... 1,434 40,812
Idemitsu Kosan Co. Ltd. ............... 3,500 82,194
Inpex Corp. ........................ 31,400 181,760

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. .................. 101,389 $ 1,427,557
Koninklijke Vopak NV ................. 1,294 65,493
Marathon Oil Corp. ................... 9,057 65,573
Marathon Petroleum Corp. ............. 22,209 958,540
Matador Resources Co.
(e)
.............. 939 14,348
Neste OYJ ........................ 5,964 420,108
Occidental Petroleum Corp. ............. 35,996 722,080
Oil Search Ltd. ..................... 30,487 89,630
OMV AG ......................... 1,960 82,245
ONEOK, Inc. ....................... 21,247 846,268
Phillips 66 ......................... 18,899 1,281,352
Pioneer Natural Resources Co. .......... 7,931 958,858
Repsol SA ........................ 27,546 270,604
Santos Ltd. ........................ 23,440 115,532
TOTAL SE ........................ 32,730 1,379,518
Valero Energy Corp. .................. 18,673 1,053,717
Williams Cos., Inc. (The) ............... 55,224 1,172,405
Woodside Petroleum Ltd. .............. 15,421 286,238
27,859,405
Paper & Forest Products — 0.1%
Mondi plc ......................... 3,913 92,151
Stora Enso OYJ, Class R .............. 19,400 352,064
UPM- Kymmene OYJ ................. 14,421 515,292
959,507
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A ..... 4,440 1,050,726
Kao Corp. ......................... 3,800 275,716
L'Oreal SA ........................ 2,729 960,063
Shiseido Co. Ltd. .................... 3,700 240,202
Unilever plc ........................ 16,909 985,037
Unilever plc ........................ 13,278 771,838
4,283,582
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. ................. 18,100 293,800
AstraZeneca plc .................... 15,926 1,624,630
Bristol-Myers Squibb Co. ............... 36,818 2,261,730
Catalent , Inc.
(e)
..................... 1,252 144,042
Chugai Pharmaceutical Co. Ltd. .......... 7,200 376,770
Daiichi Sankyo Co. Ltd. ................ 19,100 614,848
Eisai Co. Ltd. ...................... 2,800 204,354
Eli Lilly & Co. ...................... 12,611 2,622,710
GlaxoSmithKline plc .................. 65,947 1,224,722
Johnson & Johnson .................. 45,107 7,358,305
Merck & Co., Inc. .................... 43,267 3,334,588
Merck KGaA ....................... 2,127 354,505
Novartis AG (Registered) .............. 28,443 2,575,377
Novo Nordisk A/S, Class B ............. 23,827 1,659,985
Orion OYJ, Class B .................. 641 29,410
Otsuka Holdings Co. Ltd. .............. 2,800 119,564
Pfizer, Inc. ........................ 91,626 3,289,373
Roche Holding AG ................... 8,683 2,996,608
Sanofi ........................... 12,355 1,161,967
Shionogi & Co. Ltd. .................. 2,200 119,438
Takeda Pharmaceutical Co. Ltd. .......... 18,200 640,087
UCB SA .......................... 1,514 156,778
Viatris , Inc.
(e)
....................... 14,723 250,144
Zoetis, Inc. ........................ 6,941 1,070,649
34,484,384
Professional Services — 0.6%
Adecco Group AG (Registered) .......... 5,166 322,696
Bureau Veritas SA
(e)
.................. 5,713 149,908
CoStar Group, Inc.
(e)
.................. 316 284,308
Equifax, Inc. ....................... 4,232 749,530
Security
Shares
Shares Value
Professional Services (continued)
Experian plc ....................... 21,405 $ 748,161
IHS Markit Ltd. ..................... 11,406 993,234
Intertek Group plc ................... 3,734 281,220
Nielsen Holdings plc .................. 4,730 105,621
Randstad NV
(e)
..................... 524 32,738
Recruit Holdings Co. Ltd. .............. 19,500 848,200
RELX plc ......................... 40,502 1,002,768
Robert Half International, Inc. ............ 4,446 300,105
SGS SA (Registered) ................. 78 236,574
TransUnion ........................ 1,941 168,945
Verisk Analytics, Inc. .................. 5,045 925,757
Wolters Kluwer NV ................... 13,312 1,106,098
8,255,863
Real Estate Management & Development — 0.3%
Aroundtown SA ..................... 11,014 76,462
CBRE Group, Inc., Class A
(e)
............ 4,630 282,337
CK Asset Holdings Ltd. ................ 56,500 281,908
Daito Trust Construction Co. Ltd. ......... 1,500 156,321
Daiwa House Industry Co. Ltd. ........... 7,900 223,972
Deutsche Wohnen SE ................ 4,237 209,675
Henderson Land Development Co. Ltd. ..... 25,000 102,249
Hongkong Land Holdings Ltd. ........... 22,700 104,654
Hulic Co. Ltd. ...................... 4,300 48,616
LEG Immobilien AG .................. 656 94,039
Lendlease Corp. Ltd.
(g)
................ 4,416 40,262
Mitsubishi Estate Co. Ltd. .............. 20,100 317,982
Mitsui Fudosan Co. Ltd. ............... 15,100 306,494
New World Development Co. Ltd. ......... 14,000 64,821
Sumitomo Realty & Development Co. Ltd. ... 4,500 135,836
Sun Hung Kai Properties Ltd. ............ 25,500 348,336
Swire Pacific Ltd., Class A .............. 16,500 103,118
Swire Properties Ltd. ................. 18,200 52,755
Swiss Prime Site AG (Registered) ......... 1,802 175,140
Tokyu Fudosan Holdings Corp. ........... 7,400 41,815
Vonovia SE ........................ 7,763 518,336
Wharf Real Estate Investment Co. Ltd. ..... 20,000 105,632
3,790,760
Road & Rail — 0.1%
Central Japan Railway Co. ............. 1,600 229,107
East Japan Railway Co. ............... 1,800 118,732
MTR Corp. Ltd. ..................... 10,000 58,033
Norfolk Southern Corp. ................ 321 75,955
Union Pacific Corp. .................. 4,748 937,588
West Japan Railway Co. ............... 800 42,649
1,462,064
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.
(e)
.......... 18,819 1,611,659
Analog Devices, Inc. .................. 2,858 421,069
Applied Materials, Inc. ................ 9,277 896,900
ASML Holding NV ................... 6,609 3,528,241
Broadcom, Inc. ..................... 6,049 2,725,074
Disco Corp. ........................ 900 292,786
Intel Corp. ........................ 68,583 3,807,042
KLA Corp. ......................... 3,303 925,071
Lam Research Corp. ................. 930 450,073
Lasertec Corp. ..................... 3,600 482,213
Microchip Technology, Inc. .............. 3,005 409,011
Micron Technology, Inc.
(e)
.............. 15,484 1,211,933
NVIDIA Corp. ...................... 11,074 5,753,940
QUALCOMM, Inc. ................... 15,831 2,474,069
Skyworks Solutions, Inc. ............... 1,073 181,605
STMicroelectronics NV ................ 5,697 228,283
Teradyne, Inc. ...................... 1,924 218,336

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 13,132 $ 2,175,841
Tokyo Electron Ltd. .................. 2,400 912,607
Xilinx, Inc. ......................... 3,294 430,098
29,135,851
Software — 4.0%
Adobe, Inc.
(e)
....................... 9,145 4,195,452
ANSYS, Inc.
(e)
...................... 1,776 629,361
Autodesk, Inc.
(e)
..................... 4,024 1,116,378
Cadence Design Systems, Inc.
(e)
......... 4,345 566,545
Ceridian HCM Holding, Inc.
(e)
............ 1,135 105,453
Citrix Systems, Inc. .................. 2,768 369,002
Cloudflare , Inc., Class A
(e)
.............. 978 74,974
Coupa Software, Inc.
(e)
................ 194 60,115
Crowdstrike Holdings, Inc., Class A
(e)
....... 410 88,478
Dassault Systemes SE ................ 2,587 516,426
Datadog , Inc., Class A
(e)
............... 751 77,165
DocuSign, Inc.
(e)
.................... 305 71,031
Dropbox, Inc., Class A
(e)
............... 2,545 57,593
Dynatrace , Inc.
(e)
.................... 4,181 173,553
Fortinet, Inc.
(e)
...................... 2,996 433,671
HubSpot , Inc.
(e)
..................... 249 92,678
Intuit, Inc. ......................... 4,561 1,647,570
Microsoft Corp. ..................... 135,872 31,516,869
NortonLifeLock , Inc. .................. 17,343 365,417
Oracle Corp. ....................... 40,503 2,447,596
Paycom Software, Inc.
(e)
............... 738 280,248
RingCentral, Inc., Class A
(e)
............. 158 58,921
salesforce.com, Inc.
(e)
................. 17,727 3,998,502
SAP SE .......................... 13,830 1,754,862
ServiceNow , Inc.
(e)
................... 3,714 2,017,296
Slack Technologies, Inc., Class A
(e)
........ 2,629 110,865
Splunk , Inc.
(e)
...................... 544 89,776
SS&C Technologies Holdings, Inc. ........ 1,292 81,241
Synopsys, Inc.
(e)
.................... 2,357 602,096
TeamViewer AG
(e)
................... 1,038 53,680
Trade Desk, Inc. (The), Class A
(e)
......... 36 27,576
Trend Micro, Inc. .................... 1,500 82,553
Tyler Technologies, Inc.
(e)
.............. 280 118,381
VMware, Inc., Class A
(e)
............... 1,168 161,009
Workday, Inc., Class A
(e)
............... 534 121,501
Zoom Video Communications, Inc., Class A
(e)
. 537 199,802
Zscaler , Inc.
(e)
...................... 433 86,470
54,450,106
Specialty Retail — 0.9%
Advance Auto Parts, Inc. ............... 803 119,760
AutoZone, Inc.
(e)
.................... 348 389,193
Best Buy Co., Inc. ................... 3,553 386,638
Burlington Stores, Inc.
(e)
............... 176 43,806
CarMax, Inc.
(e)
...................... 2,169 255,465
Fast Retailing Co. Ltd. ................ 600 515,713
Gap, Inc. (The)
(e)
.................... 1,736 35,154
Home Depot, Inc. (The) ............... 18,498 5,009,628
Industria de Diseno Textil SA ............ 12,180 361,237
L Brands, Inc. ...................... 3,154 128,557
Lowe's Cos., Inc. .................... 11,560 1,928,786
O'Reilly Automotive, Inc.
(e)
.............. 1,062 451,849
Ross Stores, Inc. .................... 6,860 763,449
TJX Cos., Inc. (The) .................. 24,550 1,572,182
Tractor Supply Co. ................... 1,579 223,808
Ulta Beauty, Inc.
(e)
................... 701 196,112
12,381,337
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. ........................ 267,979 $ 35,362,509
Brother Industries Ltd. ................ 2,800 62,436
Canon, Inc. ........................ 20,400 451,279
FUJIFILM Holdings Corp. .............. 2,700 154,661
Hewlett Packard Enterprise Co. .......... 19,149 236,299
HP, Inc. .......................... 14,465 352,078
Logitech International SA (Registered) ...... 1,226 127,331
NetApp, Inc. ....................... 1,887 125,372
Ricoh Co. Ltd. ...................... 15,200 115,245
Seagate Technology plc ............... 2,082 137,662
Seiko Epson Corp. ................... 3,300 56,215
Western Digital Corp. ................. 1,916 108,120
Xerox Holdings Corp. ................. 1,163 24,458
37,313,665
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG
(e)
....................... 2,420 767,331
EssilorLuxottica SA .................. 2,713 383,775
Hanesbrands, Inc. ................... 3,853 58,912
Hermes International ................. 113 115,298
Kering SA ......................... 548 359,671
LVMH Moet Hennessy Louis Vuitton SE ..... 2,822 1,706,169
NIKE, Inc., Class B .................. 7,941 1,060,838
PVH Corp. ........................ 823 70,169
Ralph Lauren Corp. .................. 485 49,009
Tapestry, Inc. ....................... 3,707 117,215
Under Armour , Inc., Class A
(e)
............ 1,187 20,773
Under Armour , Inc., Class C
(e)
........... 3,462 51,826
4,760,986
Trading Companies & Distributors — 0.4%
Ashtead Group plc ................... 14,742 739,855
Brenntag AG ....................... 4,506 352,969
Bunzl plc ......................... 14,477 464,707
Ferguson plc ....................... 7,722 896,592
ITOCHU Corp. ..................... 8,400 240,568
Marubeni Corp. ..................... 113,000 750,807
Mitsubishi Corp. ..................... 34,100 863,825
Mitsui & Co. Ltd. .................... 35,500 658,688
Sumitomo Corp. .................... 51,900 688,949
Toyota Tsusho Corp. .................. 8,200 320,289
5,977,249
Transportation Infrastructure — 0.0%
Atlantia SpA
(e)
...................... 3,324 52,659
Transurban Group
(g)
.................. 11,626 117,145
169,804
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,878 457,659
Essential Utilities, Inc. ................. 439 20,326
Severn Trent plc .................... 4,442 140,425
United Utilities Group plc ............... 12,376 155,997
774,407
Wireless Telecommunication Services — 0.3%
KDDI Corp. ........................ 16,700 490,859
SoftBank Corp. ..................... 28,200 370,448
SoftBank Group Corp. ................ 16,700 1,293,799
T-Mobile US, Inc.
(e)
................... 8,605 1,084,918
Vodafone Group plc .................. 381,392 651,322
3,891,346
Total Common Stocks — 53.9%
(Cost: $563,674,649) .............................. 727,466,261

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(e)( i )
....... USD 300 $ —
(d)
Total Other Interests — 0.0% .......................... —
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) .. 1,623 105,923
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 676 336,037
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 951 98,497
Total Preferred Stocks — 0.0%
(Cost: $395,930) ................................. 540,457
Rights — 0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios
SA (Expires 02/22/21)
(e)
............. 5,761 2,838
Total Rights — 0.0%
(Cost: $2,993) .................................. 2,838
Par (000)
Par (000)
U.S. Treasury Obligations — 20.0%
U.S. Treasury Notes:
1.63%, 08/31/22 .................. 132,000 135,140,156
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.50%, 09/15/22 .................. USD 132,000 $ 134,949,375
Total U.S. Treasury Obligations — 20.0%
(Cost: $269,946,042) .............................. 270,089,531
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(e)
..... 1,719 15,041
Total Warrants — 0.0% .............................. 15,041
Total Long-Term Investments — 73.9%
(Cost: $834,204,646) .............................. 998,114,128
Short-Term Securities — 8.7%
(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 117,282,537 117,282,537
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 18,927 18,927
Total Short-Term Securities — 8.7%
(Cost: $117,301,464) .............................. 117,301,464
Total Investments — 82.6%
(Cost: $951,506,110 ) .............................. 1,115,415,592
Other Assets Less Liabilities — 17.4% ................... 234,447,698
Net Assets — 100.0% ............................... $ 1,349,863,290
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Amount rounds to less than 500.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,704, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 45,699,839 $ 71,582,698 $ — $ — $ — $ 117,282,537 117,282,537 $ 25,654 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... — 415 — (415) — — — 1,763
(c)
—
$ (415) $ — $ 117,282,537 $ 27,417 $ —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 3,036 02/19/21 $ 198,807 $ (8,709,591)
IBEX 35 Index ............................................................ 381 02/19/21 35,834 (2,532,869)
FTSE China A50 Index ...................................................... 1 02/25/21 18 (192)
SGX NIFTY 50 Index ....................................................... 266 02/25/21 7,299 (311,727)
TOPIX Index ............................................................. 306 03/11/21 52,702 831,919
Australia 10 Year Bond ...................................................... 4,604 03/15/21 513,252 (3,160,643)
FTSE/JSE Top 40 Index ..................................................... 823 03/18/21 31,199 810,481
SPI 200 Index ............................................................ 314 03/18/21 39,242 (950,262)
DAX Index .............................................................. 31 03/19/21 12,642 26,702
EURO STOXX 50 Index ..................................................... 205 03/19/21 8,652 (56,119)
FTSE 100 Index .......................................................... 723 03/19/21 63,013 (1,993,877)
FTSE/MIB Index .......................................................... 276 03/19/21 36,070 (450,753)
Mini-DAX Index ........................................................... 139 03/19/21 11,337 182,072
S&P 500 E-Mini Index ...................................................... 79 03/19/21 14,636 57,728
Canada 10 Year Bond ...................................................... 3,793 03/22/21 437,838 (1,132,435)
SET50 Index ............................................................. 1,172 03/30/21 7,122 (118,309)
(17,507,875)
Short Contracts
AEX Index .............................................................. 193 02/19/21 29,810 475,615
IBEX 35 Index ............................................................ 1,057 02/19/21 99,414 7,521,943
OMXS30 Index ........................................................... 813 02/19/21 18,916 58,122
MSCI Singapore Index ...................................................... 1,578 02/25/21 38,993 1,283,723
Euro-Bund .............................................................. 2,760 03/08/21 593,681 1,635,798
S&P/TSX 60 Index ......................................................... 173 03/18/21 27,683 354,258
FTSE 100 Index .......................................................... 91 03/19/21 7,931 187,952
FTSE/MIB Index .......................................................... 592 03/19/21 77,367 1,611,932
MSCI EAFE E-Mini Index .................................................... 1,728 03/19/21 182,779 (2,543,518)
S&P 500 E-Mini Index ...................................................... 2,451 03/19/21 454,072 (3,930,603)
WIG20 Index ............................................................ 388 03/19/21 4,062 153,664
U.S. Treasury 10 Year Note ................................................... 4,998 03/22/21 685,195 2,565,666
Long Gilt ............................................................... 142 03/29/21 26,085 38,296
9,412,848
$ (8,095,027)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 3,889,000 USD 2,894,859 Goldman Sachs International 03/17/21 $ 78,046
AUD 31,659,112 USD 23,540,617 Toronto Dominion Bank 03/17/21 660,855
CAD 30,086,200 USD 23,496,253 Bank of America NA 03/17/21 34,150
CLP 1,912,453,000 USD 2,558,979 Citibank NA 03/17/21 45,032
GBP 2,537,000 USD 3,435,406 Morgan Stanley & Co. International plc 03/17/21 41,476
JPY 215,504,122 USD 2,057,248 State Street Bank and Trust Co. 03/17/21 1,011
NZD 555,000 USD 391,718 Morgan Stanley & Co. International plc 03/17/21 7,108
SEK 29,864,000 USD 3,549,759 Goldman Sachs International 03/17/21 25,751
SGD 802,000 USD 602,361 BNP Paribas SA 03/17/21 1,357
USD 3,371,740 CHF 2,989,000 HSBC Bank plc 03/17/21 11,925
USD 10,121,674 CLP 7,079,099,000 UBS AG 03/17/21 482,716
USD 1,677,991 EUR 1,367,775 Citibank NA 03/17/21 16,536
USD 1,964,923 EUR 1,612,000 UBS AG 03/17/21 6,803
USD 4,030,262 JPY 418,130,000 State Street Bank and Trust Co. 03/17/21 36,741
USD 2,573,975 MXN 51,528,000 Morgan Stanley & Co. International plc 03/17/21 71,828

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,950,399 MXN 198,764,000 Toronto Dominion Bank 03/17/21 $ 298,623
1,819,958
AUD 1,872,351 USD 1,436,759 HSBC Bank plc 03/17/21 (5,461)
AUD 1,699,687 USD 1,313,641 JPMorgan Chase Bank NA 03/17/21 (14,334)
CAD 2,433,065 USD 1,904,776 Credit Suisse International 03/17/21 (1,877)
CAD 2,084,760 USD 1,634,741 HSBC Bank plc 03/17/21 (4,251)
EUR 4,831,797 USD 5,951,708 Barclays Bank plc 03/17/21 (82,453)
EUR 4,885,936 USD 5,937,163 Barclays Bank plc 03/17/21 (2,145)
EUR 2,855,482 USD 3,470,505 BNP Paribas SA 03/17/21 (1,909)
EUR 85,682,664 USD 104,441,598 UBS AG 03/17/21 (361,608)
JPY 2,602,372,258 USD 25,093,356 Morgan Stanley & Co. International plc 03/17/21 (238,340)
MXN 236,352,000 USD 11,774,656 JPMorgan Chase Bank NA 03/17/21 (297,646)
MXN 92,370,000 USD 4,686,562 Morgan Stanley & Co. International plc 03/17/21 (201,170)
RUB 598,796,000 USD 8,027,617 BNP Paribas SA 03/17/21 (143,718)
RUB 109,912,000 USD 1,465,581 Morgan Stanley & Co. International plc 03/17/21 (18,452)
USD 688,724 CAD 882,000 JPMorgan Chase Bank NA 03/17/21 (1,088)
USD 97,128 NOK 852,000 BNP Paribas SA 03/17/21 (2,336)
(1,376,788)
$ 443,170
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds Quarterly 0.05% Quarterly N/A 10/21/22 USD 108 $ (32) $ — $ (32)
0.05% Quarterly 1 day SOFR Quarterly N/A 10/21/22 USD 108 15 — 15
1 day Fed Funds Quarterly 0.18% Quarterly N/A 10/21/25 USD 65 (432) — (432)
0.17% Quarterly 1 day SOFR Quarterly N/A 10/21/25 USD 65 378 — 378
28 day MXIBTIIE Monthly 4.85% Monthly 03/17/21
(a)
03/11/26 MXN 171,000 30,264 — 30,264
28 day MXIBTIIE Monthly 4.87% Monthly 03/17/21
(a)
03/11/26 MXN 756,000 166,984 — 166,984
28 day MXIBTIIE Monthly 4.87% Monthly 03/17/21
(a)
03/11/26 MXN 134,000 30,333 — 30,333
0.49% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/16/26 USD 35,000 109,000 (2,196) 111,196
6 month LIBOR Semi-Annual 0.27% Semi-Annual 03/17/21
(a)
03/17/26 GBP 67,000 (151,697) (42,509) (109,188)
6 month LIBOR Semi-Annual 0.28% Semi-Annual 03/17/21
(a)
03/17/26 GBP 47,000 (78,078) 21,457 (99,535)
6 month BBR Semi-Annual 0.37% Semi-Annual 03/17/21
(a)
03/17/26 AUD 38,420 (179,747) — (179,747)
6 month BBR Semi-Annual 0.37% Semi-Annual 03/17/21
(a)
03/17/26 AUD 74,580 (343,244) — (343,244)
6 month BBR Semi-Annual 0.37% Semi-Annual 03/17/21
(a)
03/17/26 AUD 51,500 (224,283) — (224,283)
6 month BBR Semi-Annual 0.38% Semi-Annual 03/17/21
(a)
03/17/26 AUD 36,500 (151,318) — (151,318)
6 month BBR Semi-Annual 0.38% Semi-Annual 03/17/21
(a)
03/17/26 AUD 36,500 (149,929) — (149,929)
6 month BBR Semi-Annual 0.38% Semi-Annual 03/17/21
(a)
03/17/26 AUD 51,500 (208,605) — (208,605)
6 month BBR Semi-Annual 0.39% Semi-Annual 03/17/21
(a)
03/17/26 AUD 68,080 (260,219) — (260,219)
6 month BBR Semi-Annual 0.39% Semi-Annual 03/17/21
(a)
03/17/26 AUD 49,500 (184,492) — (184,492)
6 month BBR Semi-Annual 0.39% Semi-Annual 03/17/21
(a)
03/17/26 AUD 49,500 (192,027) — (192,027)
6 month BBR Semi-Annual 0.40% Semi-Annual 03/17/21
(a)
03/17/26 AUD 79,920 (282,664) — (282,664)
6 month BBR Semi-Annual 0.43% Semi-Annual 03/17/21
(a)
03/17/26 AUD 40,000 (83,631) — (83,631)
6 month BBR Semi-Annual 0.43% Semi-Annual 03/17/21
(a)
03/17/26 AUD 31,000 (71,892) — (71,892)
6 month BBR Semi-Annual 0.43% Semi-Annual 03/17/21
(a)
03/17/26 AUD 49,000 (100,583) — (100,583)
6 month BBR Semi-Annual 0.44% Semi-Annual 03/17/21
(a)
03/17/26 AUD 45,000 (80,385) — (80,385)
6 month BBR Semi-Annual 0.46% Semi-Annual 03/17/21
(a)
03/17/26 AUD 45,500 (52,709) — (52,709)
6 month BBR Semi-Annual 0.46% Semi-Annual 03/17/21
(a)
03/17/26 AUD 45,500 (50,112) — (50,112)
6 month BBR Semi-Annual 0.47% Semi-Annual 03/17/21
(a)
03/17/26 AUD 75,000 (62,624) — (62,624)
3 month HIBOR Quarterly 0.59% Quarterly 03/17/21
(a)
03/17/26 HKD 142,000 34,797 — 34,797
3 month HIBOR Quarterly 0.63% Quarterly 03/17/21
(a)
03/17/26 HKD 98,000 51,982 — 51,982
3 month HIBOR Quarterly 0.63% Quarterly 03/17/21
(a)
03/17/26 HKD 98,000 51,039 — 51,039
6 month WIBOR Semi-Annual 0.67% Annual 03/17/21
(a)
03/17/26 PLN 51,000 (46,992) — (46,992)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month WIBOR Semi-Annual 0.67% Annual 03/17/21
(a)
03/17/26 PLN 332,000 $ (307,682) $ — $ (307,682)
6 month WIBOR Semi-Annual 0.67% Annual 03/17/21
(a)
03/17/26 PLN 150,000 (143,214) — (143,214)
6 month WIBOR Semi-Annual 0.69% Annual 03/17/21
(a)
03/17/26 PLN 144,000 (90,433) — (90,433)
6 month WIBOR Semi-Annual 0.74% Annual 03/17/21
(a)
03/17/26 PLN 167,000 6,487 — 6,487
6 month WIBOR Semi-Annual 0.79% Annual 03/17/21
(a)
03/17/26 PLN 150,000 99,853 — 99,853
3 month BA Semi-Annual 0.91% Semi-Annual 03/17/21
(a)
03/17/26 CAD 227,000 (159,128) (64,841) (94,287)
0.56% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 82,000 6,576 (6,753) 13,329
0.48% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 17,000 68,140 (1,332) 69,472
0.54% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 22,000 18,173 (2,241) 20,414
0.53% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 34,000 44,990 (2,578) 47,568
0.17% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 376,000 (90,584) 11,354 (101,938)
0.14% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 500,000 (27,499) (341) (27,158)
0.12% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 726,000 86,125 44,592 41,533
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 122,000 15,986 6,409 9,577
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 402,000 58,846 4,060 54,786
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 990,000 177,056 54,501 122,555
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 216,000 33,428 — 33,428
0.10% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 713,000 148,982 (3,459) 152,441
0.11% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 630,000 105,696 6,486 99,210
3 month JIBAR Quarterly 4.99% Quarterly 03/17/21
(a)
03/17/26 ZAR 441,000 (46,858) — (46,858)
(0.47)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 30,000 60,760 (103) 60,863
(0.45)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 12,000 10,097 (2,500) 12,597
(0.43)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 73,000 (30,256) 18,664 (48,920)
(0.44)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 106,000 29,106 15,261 13,845
(0.42)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 193,000 (140,916) 65,749 (206,665)
(0.44)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 157,000 35,503 5,596 29,907
(0.40)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 327,000 (760,771) 13,562 (774,333)
(0.42)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 84,000 (85,532) 14,088 (99,620)
0.49% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 27,000 113,722 — 113,722
0.54% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 23,500 55,803 — 55,803
0.53% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 28,000 75,938 — 75,938
0.55% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 35,720 69,419 — 69,419
0.54% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 24,000 55,641 — 55,641
0.57% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 11,200 14,417 — 14,417
$ (2,973,032) $ 152,926 $ (3,125,958)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 207,000 $ (410,921) $ — $ (410,921)
5.59% At Termination
1 day
BZDIOVER At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 10,000 35,758 — 35,758

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.63% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/17/21
(a)
03/17/26 TWD 720,000 $ 2,656 $ — $ 2,656
0.64% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/17/21
(a)
03/17/26 TWD 574,500 (1,921) — (1,921)
0.64% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/17/21
(a)
03/17/26 TWD 574,500 (911) — (911)
0.64% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/17/21
(a)
03/17/26 TWD 720,000 (7,470) — (7,470)
1 day MIBOR Semi-Annual 4.58% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,461,125 (207,190) — (207,190)
1 day MIBOR Semi-Annual 4.58% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 11,337,720 (954,466) — (954,466)
1 day MIBOR Semi-Annual 4.60% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 1,623,000 (119,023) — (119,023)
1 day MIBOR Semi-Annual 4.60% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 1,623,000 (119,023) — (119,023)
1 day MIBOR Semi-Annual 4.64% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,582,100 (126,755) — (126,755)
1 day MIBOR Semi-Annual 4.66% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 8,076,750 (278,995) — (278,995)
1 day MIBOR Semi-Annual 4.75% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,252,000 46,425 — 46,425
3 month
CD_KSDA Quarterly
1.09%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 34,877,000 (95,319) — (95,319)
3 month
CD_KSDA Quarterly
1.15%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 41,795,000 (18,819) — (18,819)
0.73% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 567,000 9,626 — 9,626
0.79% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 916,200 (71,813) — (71,813)
0.81% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 1,119,800 (117,228) — (117,228)
0.83% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 293,800 (40,418) — (40,418)
3 month
CD_KSDA Quarterly
1.20%
Quarterly BNP Paribas SA 03/17/21
(a)
03/17/26 KRW 29,730,000 57,711 — 57,711
2.92% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 03/17/21
(a)
03/17/26 CNY 198,500 (199,598) — (199,598)
3 month
CD_KSDA Quarterly
1.05%
Quarterly Citibank NA 03/17/21
(a)
03/17/26 KRW 9,399,000 (42,034) — (42,034)
3 month
CD_KSDA Quarterly
1.16%
Quarterly Citibank NA 03/17/21
(a)
03/17/26 KRW 55,872,000 5,210 — 5,210
1 day MIBOR Semi-Annual 4.66% Semi-Annual HSBC Bank plc 03/17/21
(a)
03/17/26 INR 2,746,000 (94,855) — (94,855)
0.70% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 THB 604,400 46,033 — 46,033
0.76% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 THB 756,000 (23,833) — (23,833)
0.77% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 THB 1,134,000 (45,071) — (45,071)
1 day MIBOR Semi-Annual
4.63%
Semi-Annual
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 INR 1,947,900 (99,755) — (99,755)
2.78% Quarterly
1 week
CNREPOFI Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 CNY 130,500 (2,364) — (2,364)
2.86% Quarterly
1 week
CNREPOFI Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 CNY 166,530 (94,236) — (94,236)
3 month
CD_KSDA Quarterly
1.06%
Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 KRW 40,025,000 (165,949) — (165,949)
0.70% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 906,600 64,579 — 64,579
0.75% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 1,168,000 (10,897) — (10,897)
0.96% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 6,672,760 (2,333,179) — (2,333,179)
1 day MIBOR Semi-Annual
4.59%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 2,212,000 (173,614) — (173,614)
1 day MIBOR Semi-Annual
4.65%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 6,085,650 (247,103) — (247,103)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
i
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month
CD_KSDA Quarterly
1.11%
Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 KRW 38,038,000 $ (70,879) $ — $ (70,879)
3 month
CD_KSDA Quarterly
1.13%
Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 KRW 37,217,000 (41,031) — (41,031)
2.91% Quarterly
1 week
CNREPOFI Quarterly Standard Chartered Bank 03/17/21
(a)
03/17/26 CNY 198,500 (178,138) — (178,138)
$ (6,124,810) $ — $ (6,124,810)
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2021 ......... BRL (20,733,038) Merrill Lynch International & Co. 02/17/21 BRL 20,733 $ 91,720 $ — $ 91,720
Taiwan Capitalization Weighted
Stock Index Futures February
2021 ................ TWD (293,945,379) Merrill Lynch International & Co. 02/17/21 TWD 293,945 487,220 — 487,220
KOSPI 200 Index Futures March
2021 ................ KRW (40,660,128,375) Merrill Lynch International & Co. 03/11/21 KRW 40,660,128 (3,875,321) — (3,875,321)
KOSPI 200 Index Futures March
2021 ................ KRW (12,581,359,125) Merrill Lynch International & Co. 03/11/21 KRW 12,581,359 (1,317,073) — (1,317,073)
KOSPI 200 Index Futures March
2021 ................ KRW (15,821,640,900) Merrill Lynch International & Co. 03/11/21 KRW 15,821,641 42,992 — 42,992
Swiss Market Index Futures
March 2021 ........... CHF (1,743,758) HSBC Bank plc 03/19/21 CHF 1,744 (50,690) — (50,690)
Swiss Market Index Futures
March 2021 ........... CHF (5,080,710) HSBC Bank plc 03/19/21 CHF 5,081 151,446 — 151,446
CRDXNTRU Index ......... USD (3,587,438) Merrill Lynch International & Co. 05/12/21 USD 3,587 (465,967) — (465,967)
CRDXNTRU Index ......... USD (4,643,097) Merrill Lynch International & Co. 05/12/21 USD 4,643 (361,707) — (361,707)
MSCI Chile Net Return Index .. USD 6,855,223 Merrill Lynch International & Co. 05/20/21 USD 6,855 (261,034) — (261,034)
MSCI Mexico Net Return Index USD (3,815,663) BNP Paribas SA 05/20/21 USD 3,816 279,439 — 279,439
$ (5,278,975) $ — $ (5,278,975)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.07
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.47
1 day SOFR ......................................... Secured Overnight Financing Rate 0.07
1 week CNREPOFI .................................... China Fixing Repo Rates 3.19
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.45
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.70
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.24
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.64
3 month LIBOR ....................................... London Interbank Offered Rate 0.20

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Reference Index Reference Rate
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.05) %
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.02
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.04
6 month SOR ........................................ Singapore Interbank Offered Rate 0.22
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.32
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SOR Singapore Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 1,813,841 $ 276,816 $ — $ 2,090,657
Air Freight & Logistics .................................... 2,460,016 1,336,957 — 3,796,973
Airlines .............................................. 7,180,635 231,851 — 7,412,486
Auto Components ...................................... 100,734 3,713,896 — 3,814,630
Automobiles .......................................... 9,584,687 4,118,448 — 13,703,135
Banks ............................................... 24,280,074 13,734,764 — 38,014,838
Beverages ........................................... 4,284,228 2,781,190 — 7,065,418
Biotechnology ......................................... 10,209,053 1,396,422 — 11,605,475
Building Products ....................................... 3,711,186 2,052,935 — 5,764,121
Capital Markets ........................................ 16,626,133 5,584,413 — 22,210,546
Chemicals ............................................ 15,757,401 9,606,023 — 25,363,424
Commercial Services & Supplies ............................. 3,818,836 851,357 — 4,670,193
Communications Equipment ................................ 2,387,133 709,733 — 3,096,866
Construction & Engineering ................................ 137,135 1,713,476 — 1,850,611
Construction Materials .................................... 1,850,861 2,499,851 — 4,350,712
Consumer Finance ...................................... 3,422,054 — — 3,422,054
Containers & Packaging .................................. 7,264,089 — — 7,264,089
Distributors ........................................... 2,611,341 — — 2,611,341
Diversified Financial Services ............................... 7,963,160 971,529 — 8,934,689
Diversified Telecommunication Services ........................ 8,554,737 2,186,580 — 10,741,317
Electric Utilities ........................................ 5,170,980 4,667,902 4,704 9,843,586
Electrical Equipment ..................................... 2,992,925 5,394,007 — 8,386,932
Electronic Equipment, Instruments & Components ................. 1,800,883 4,166,012 — 5,966,895
Energy Equipment & Services .............................. 3,823,250 52,916 — 3,876,166
Entertainment ......................................... 11,412,214 1,157,472 — 12,569,686
Equity Real Estate Investment Trusts (REITs) .................... 12,653,025 1,657,591 — 14,310,616
Food & Staples Retailing .................................. 10,623,869 2,211,371 — 12,835,240
Food Products ......................................... 1,332,944 6,567,933 — 7,900,877
Gas Utilities ........................................... 114,684 1,495,928 — 1,610,612
Health Care Equipment & Supplies ........................... 19,841,135 3,529,304 — 23,370,439

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 7,152,559 $ 800,941 $ — $ 7,953,500
Health Care Technology .................................. 393,503 345,117 — 738,620
Hotels, Restaurants & Leisure .............................. 15,197,640 1,155,194 — 16,352,834
Household Durables ..................................... 2,834,375 1,798,320 — 4,632,695
Household Products ..................................... 10,893,578 1,298,488 — 12,192,066
Independent Power and Renewable Electricity Producers ............ — 183,811 — 183,811
Industrial Conglomerates .................................. 2,903,820 2,572,602 — 5,476,422
Insurance ............................................ 7,107,852 9,288,020 — 16,395,872
Interactive Media & Services ............................... 31,657,421 173,526 — 31,830,947
Internet & Direct Marketing Retail ............................ 25,737,509 1,651,393 — 27,388,902
IT Services ........................................... 31,898,887 3,276,008 — 35,174,895
Leisure Products ....................................... — 439,607 — 439,607
Life Sciences Tools & Services .............................. 6,552,242 442,619 — 6,994,861
Machinery ............................................ 7,840,024 11,401,152 — 19,241,176
Marine .............................................. — 345,592 — 345,592
Media ............................................... 4,745,676 543,100 — 5,288,776
Metals & Mining ........................................ 5,874,356 3,745,401 — 9,619,757
Mortgage Real Estate Investment Trusts (REITs) .................. 254,479 — — 254,479
Multiline Retail ......................................... 5,010,667 89,951 — 5,100,618
Multi-Utilities .......................................... 1,398,583 2,057,308 — 3,455,891
Oil, Gas & Consumable Fuels ............................... 22,928,522 4,930,883 — 27,859,405
Paper & Forest Products .................................. — 959,507 — 959,507
Personal Products ...................................... 1,822,564 2,461,018 — 4,283,582
Pharmaceuticals ....................................... 20,331,541 14,152,843 — 34,484,384
Professional Services .................................... 3,527,500 4,728,363 — 8,255,863
Real Estate Management & Development ....................... 282,337 3,508,423 — 3,790,760
Road & Rail ........................................... 1,013,543 448,521 — 1,462,064
Semiconductors & Semiconductor Equipment .................... 23,691,721 5,444,130 — 29,135,851
Software ............................................. 52,042,585 2,407,521 — 54,450,106
Specialty Retail ........................................ 11,504,387 876,950 — 12,381,337
Technology Hardware, Storage & Peripherals .................... 36,346,498 967,167 — 37,313,665
Textiles, Apparel & Luxury Goods ............................ 1,428,742 3,332,244 — 4,760,986
Trading Companies & Distributors ............................ — 5,977,249 — 5,977,249
Transportation Infrastructure ............................... — 169,804 — 169,804
Water Utilities ......................................... 477,985 296,422 — 774,407
Wireless Telecommunication Services ......................... 1,084,918 2,806,428 — 3,891,346
Preferred Stocks ......................................... — 540,457 — 540,457
Rights ................................................ 2,838 — — 2,838
U.S. Treasury Obligations ................................... — 270,089,531 — 270,089,531
Warrants .............................................. 15,041 — — 15,041
Short-Term Securities ....................................... 117,301,464 — — 117,301,464
$ 665,038,600 $ 450,372,288 $ 4,704 $ 1,115,415,592
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 13,556,111 $ 1,052,817 $ — $ 14,608,928
Foreign currency exchange contracts ............................ — 1,819,958 — 1,819,958
Interest rate contracts ....................................... 4,239,760 2,017,791 — 6,257,551
Liabilities:
Equity contracts ........................................... (21,597,820) (6,331,792) — (27,929,612)
Foreign currency exchange contracts ............................ — (1,376,788) — (1,376,788)
Interest rate contracts ....................................... (4,293,078) (11,268,559) — (15,561,637)
$ (8,095,027) $ (14,086,573) $ — $ (22,181,600)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.